ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.7%

Apparel – 4.9%
Crocs, Inc.*	14,248	$2,044,303
NIKE, Inc., Class B	12,242	1,777,906
Total Apparel		3,822,209

Building Materials – 2.3%
Carrier Global Corp.	34,820	1,802,283

Commercial Services – 2.5%
Service Corp. International	31,708	1,910,724

Computers – 5.3%
EPAM Systems, Inc.*	3,480	1,985,271
Zscaler, Inc.*	8,065	2,114,804
Total Computers		4,100,075

Distribution/Wholesale – 4.8%
Pool Corp.	4,114	1,787,163
Watsco, Inc.	7,168	1,896,796
Total Distribution/Wholesale		3,683,959

Electrical Components & Equipment – 2.6%
Generac Holdings, Inc.*	4,880	1,994,310

Electronics – 5.1%
Amphenol Corp., Class A	27,212	1,992,735
Honeywell International, Inc.	9,114	1,934,720
Total Electronics		3,927,455

Energy - Alternate Sources – 2.1%
Enphase Energy, Inc.*	10,680	1,601,680

Home Furnishings – 2.6%
Tempur Sealy International, Inc.	44,250	2,053,642

Internet – 2.5%
Etsy, Inc.*	9,332	1,940,683

Machinery - Construction & Mining – 2.2%
Vertiv Holdings Co.	70,700	1,703,163

Machinery - Diversified – 7.2%
IDEX Corp.	9,191	1,902,077
Rockwell Automation, Inc.	6,440	1,893,618
Toro Co. (The)	18,267	1,779,388
Total Machinery - Diversified		5,575,083

Metal Fabricate / Hardware – 2.5%
Advanced Drainage Systems, Inc.	17,738	1,918,719

Miscellaneous Manufacturing – 7.2%
A O Smith Corp.	29,309	1,789,901
Axon Enterprise, Inc.*	10,496	1,837,010
Trane Technologies PLC	11,133	1,922,112
Total Miscellaneous Manufacturing		5,549,023

Office / Business Equipment – 2.3%
Zebra Technologies Corp., Class A*	3,540	1,824,587

Retail – 17.0%
Bath & Body Works, Inc.	30,402	1,916,238
Burlington Stores, Inc.*	6,722	1,906,158
Chipotle Mexican Grill, Inc.*	1,064	1,933,841
Domino's Pizza, Inc.	3,964	1,890,669
GameStop Corp., Class A*(a)	9,482	1,663,807
RH*	2,960	1,974,054
Yum! Brands, Inc.	15,352	1,877,703
Total Retail		13,162,470

Semiconductors – 10.3%
Advanced Micro Devices, Inc.*	18,332	1,886,363

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Semiconductors (continued)
Broadcom, Inc.	4,124	$1,999,851
Monolithic Power Systems, Inc.	4,330	2,098,664
NVIDIA Corp.	9,722	2,014,010
Total Semiconductors		7,998,888

Software – 13.5%
Adobe, Inc.*	3,160	1,819,275
Cloudflare, Inc., Class A*	16,380	1,845,207
HubSpot, Inc.*	3,278	2,216,223
Intuit, Inc.	3,792	2,045,822
MongoDB, Inc.*	5,310	2,503,718
Total Software		10,430,245

Transportation – 2.8%
Old Dominion Freight Line, Inc.	7,501	2,145,136

Total Common Stocks
(Cost $79,108,330)		77,144,334

MONEY MARKET FUND – 0.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b) (Cost $256,770)	256,770	256,770

REPURCHASE AGREEMENTS – 2.2%(c)
BofA Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $386,923, (collateralized by various U.S. Government Agency Obligations, 1.50%-5.00%, 09/01/31-07/01/60, totaling $394,660)	$386,922	386,922
Citigroup Global Markets, Inc., dated 09/30/21, due 10/01/21, 0.06%, total to be received $386,923, (collateralized by various U.S. Government Agency Obligations, 0.13%-2.75%, 06/30/22-02/15/28, totaling $394,660)	386,922	386,922
Daiwa Capital Markets America, dated 09/30/21, due 10/01/21, 0.05%, total to be received $386,923, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/21-10/01/51, totaling $394,660)	386,922	386,922
Morgan Stanley & Co. LLC, dated 09/30/21, due 10/01/21, 0.05%, total to be received $114,700, (collateralized by various U.S. Government Agency Obligations, 1.50%-8.50%, 12/01/21-10/01/51, totaling $116,994)	114,700	114,700

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $386,923, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/31/21-05/01/58, totaling $394,660)	$386,922	$386,922

Total Repurchase Agreements
(Cost $1,662,388)		1,662,388

Total Investments – 102.2%
(Cost $81,027,488)		79,063,492
Liabilities in Excess of Other Assets – (2.2%)		(1,710,531)
Net Assets – 100.0%		$77,352,961

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,625,028; the aggregate market value of the collateral held by the fund is $1,662,388.
(b)	Rate shown reflects the 7-day yield as of September 30, 2021.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$77,144,334	$–	$–	$77,144,334
Money Market Fund	256,770	–	–	256,770
Repurchase Agreements	–	1,662,388	–	1,662,388
Total	$77,401,104	$1,662,388	$–	$79,063,492

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	4.9%
Building Materials	2.3
Commercial Services	2.5
Computers	5.3
Distribution/Wholesale	4.8
Electrical Components & Equipment	2.6
Electronics	5.1
Energy - Alternate Sources	2.1
Home Furnishings	2.6
Internet	2.5
Machinery - Construction & Mining	2.2
Machinery - Diversified	7.2
Metal Fabricate / Hardware	2.5
Miscellaneous Manufacturing	7.2
Office / Business Equipment	2.3
Retail	17.0
Semiconductors	10.3
Software	13.5
Transportation	2.8
Money Market Fund	0.3
Repurchase Agreements	2.2
Total Investments	102.2
Liabilities in Excess of Other Assets	(2.2)
Net Assets	100.0%